Tax Note (Tables)	12 Months Ended
Mar. 31, 2022
Major components of tax expense (income) [abstract]
Schedule of effective income tax expense (recovery) [Table Text Block]
	March 31, 2022	March 31, 2021

Income for the year from continuing operations before tax	$82,038,129	$24,295,608

Expected income tax	$22,150,000	$9,821,366
Change in statutory, foreign tax, foreign exchange rates and other	(28,417,000)	(13,449,000)
Permanent differences	7,629,000	4,799,000
Impact on sale of subsidiary	-	3,924,000
Share issue cost	(1,885,000)	(497,000)
Adjustment to prior years provision and other	6,686,000	1,803,000
Change in unrecognized deductible temporary differences	(3,747,000)	(6,250,000)
Tax expense	$2,416,000	$151,366

Current income tax	$887,000	$151,366
Deferred income tax	1,529,000	-
Total income tax	$2,416,000	$151,366

Schedule of components of deferred tax assets and liabilities [Table Text Block]
	March 31, 2022	March 31, 2021
Deferred tax assets (liabilities)
Plant and equipment	$(12,802,000)	$-
Energy tax receivable	(490,000)	(490,000)
Digital currencies	(186,000)	(266,000)
Right of use asset and lease liability	14,000	-
Investments	-	(107,000)
Non-capital losses	11,935,000	863,000
	$(1,529,000)	$-

Schedule of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	March 31, 2022	March 31, 2021	Expiry
Intangible asset	$4,933,000	$6,209,000	NA
Share issue costs and other	6,142,000	5,162,000	2042 - 2045
Loss carryforwards	72,893,000	75,393,000	2025 - Indefinite
Intercompany loan	-	12,884,000	NA
Plant and equipment	14,539,000	4,368,000	NA
	$98,507,000	$104,016,000